Accruals and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Summary of Accruals and Other Liabilities

	As of March 31,
	2019	2020
	RMB	RMB
Accrued liabilities and other current liabilities
Receipts under custody (Note (a))	141,407	147,592
Deposits from merchants (Note (b))	223,145	193,479
Accrued advertisement expenses	69,592	15,315
Payable for Broadcasting License acquired (Note 12)	—	13,000
Accrued expenses	12,912	9,131
Payables from deemed exercise of share options (Note (c))	32,961	—
Other payables	12,368	15,019

	492,385	393,536

Non-current
Initial reimbursement payment from depositary bank (Note (d))	4,722	3,644

	497,107	397,180

(a)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.

(b)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.

(c)
The payables from deemed exercise of share options represent the share option exercise price prepaid by the employees for exercising their options to ordinary shares of the Company which were to be issued after the completion of certain customary legal and tax administrative. During the year ended March 31, 2020, RMB23,602 of the payables were refunded to the employees and share options with the part of payables of RMB7,321 were actually exercised in the year of 2020, which were recognized in shareholder’s equity, while the remaining RMB2,038 of individual income tax withheld by the Company were paid out during the year ended March 31, 2020.

(d)
The Company received initial reimbursement payment of USD935(RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2019 and 2020, the Company has recorded RMB315 and RMB1,078 in other income.